Income taxes - Deferred Taxes (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income taxes
Deductible temporary differences, for which no deferred tax asset is recognized	€ 3,835
Temporary differences associated with investments for which no deferred tax liability has been recognized	8,230	€ 7,106	€ 5,656
Deferred tax assets	6,509	6,391	7,033
Deferred tax liabilities	(6,916)	(6,426)	(7,112)
Deferred tax assets, Offset	(6,509)	(6,391)	(7,033)
Deferred tax liabilities, Offset	6,509	6,391	7,033
Deferred Taxes	(407)	(35)
Deferred Taxes	(407)	(35)	79
-Germany
Income taxes
Tax losses carryforwards for which no deferred tax assets were recognized	152,782	133,512	85,639
Other countries
Income taxes
Tax losses carryforwards for which no deferred tax assets were recognized	4,513	2,348	1,083
Intangible assets other than goodwill
Income taxes
Deferred tax liabilities	(1,084)	(2,184)	(2,439)
Property Plant And Equipment
Income taxes
Deferred tax liabilities	(6)	(21)	(14)
Right-of-use asset
Income taxes
Deferred tax liabilities	(4,158)	(4,186)	(4,617)
Measurement of service contracts
Income taxes
Deferred tax assets	158
Deferred tax liabilities		(35)	(42)
Lease liabilities
Income taxes
Deferred tax assets	4,082	4,168	4,563
Government grants
Income taxes
Deferred tax assets	915	1,679	1,693
Unused tax losses
Income taxes
Deferred tax assets	1,354	€ 544	€ 777
Loan Liability (Oxford) [member]
Income taxes
Deferred tax liabilities	(423)
Loan Liability (Convertible) [member]
Income taxes
Deferred tax liabilities	(643)
Measurement Of Ex-effects Unrealized (Convertible) [member]
Income taxes
Deferred tax liabilities	€ (602)